Restricted cash (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Feb. 23, 2022
Restricted Cash and Cash Equivalents Items [Line Items]
Current restricted cash	$ 44	$ 44	$ 85
Non-current restricted cash	83	74	$ 69
Total restricted cash	127	118
Demand deposit pledged as collateral for tax related guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	83	74
Cash held in escrow
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	23	23
Accounts pledged as collateral for performance bonds and similar guarantees
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	11	10
Other
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 10	$ 11